Share-Based Compensation - Schedule of Share-Based Compensation, Restricted Share Units, Activity (Detail) - Restricted Share Units (RSUs) [Member] $ / shares in Units, $ in Thousands	9 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, Unvested restricted share units, Beginning balance | shares	28,086
Number of Shares, Restricted share units granted | shares	26,610
Number of Shares, Restricted share units vested | shares	(20,436)
Number of Shares, Unvested restricted share units, Ending balance | shares	34,260
Weighted Average Grant Date Fair Value, Unvested restricted share units, Beginning balance | $ / shares	$ 15.63
Weighted Average Grant Date Fair Value, Restricted share units granted | $ / shares	26.30
Weighted Average Grant Date Fair Value, Restricted share units vested | $ / shares	17.74
Weighted Average Grant Date Fair Value, Unvested restricted share units, Ending balance | $ / shares	$ 22.66
Intrinsic Value, Unvested restricted share units | $	$ 629
Intrinsic Value, Restricted share units granted | $	700
Intrinsic Value, Restricted share units vested | $	618
Intrinsic Value, Unvested restricted share units | $	$ 982